Inventory (Tables)	9 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory
	December 31, 2017	March 31, 2017
Raw materials	$—	$—
Finished Goods	133,876	—
Total	$133,876	$—